Content:
Pages
Contact Information:
Statement to Certificate Holders
2-3
Analyst:
William Wong
714.259.6243
Statement to Certificate Holders (Factors)
4-5
william.wong@abnamro.com
Cash Reconciliation Summary
6
Administrator:
Amanda Hellyer
312.904.6299
Pool/Non-Pool Funds Cash Reconciliation
7
amanda.hellyer@abnamro.com
Pool Detail and Performance Indicators
8
LaSalle Website:
www.etrustee.net
Bond Interest Reconciliation Part I
9
Bond Interest Reconciliation Part II
10
Bond Principal Reconciliation
11
Outside Parties To The Transaction
Rating Information
12
15 Month Loan Status Summary Part I
13
15 Month Loan Status Summary Part II
14
15 Month Historical Payoff Summary
15
Prepayment Summary
16
Realized Loss (at Liquidation)
17
Other Related Information
18
Historical Realized Loss Summary
19
Realized Loss Summary
20
Material Breaches Detail
21
Modified Loan Detail
22
Determination
Date:
15-Feb-06
First Pay. Date:
Rating Agency: Moody's Investors Service, Inc./Standard & Poor's
27-Feb-06
Rated Final
Payment Date:
25-Sep-36
Underwriter: Merrill Lynch & Company- Asset Backed Sec. Group
Closing Date:
26-Jan-06
Master Servicer: Wilshire Credit Corporation
31-Jan-06
Issuer: Merrill Lynch & Company- Asset Backed Sec. Group
Distribution Count:
Depositor: Merrill Lynch Mortgage Investors Inc.
1
Next Payment:
27-Mar-06
Record Date:
ABN AMRO Acct : 723356.1
Payment Date:
27-Feb-06
Prior Payment:
Distribution Date: 27-Feb-06
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
27-Feb-2006 08:53
(c) 2006 LaSalle Bank N.A.

A
59020U2N4
276,882,000.00
276,882,000.00
6,877,418.79
0.00
0.00
270,004,581.21
1,160,135.58
0.00
4.7137500000%
M-1
59020U2P9
32,302,000.00
32,302,000.00
0.00
0.00
0.00
32,302,000.00
141,662.22
0.00
4.9337500000%
M-2
59020U2Q7
27,286,000.00
27,286,000.00
0.00
0.00
0.00
27,286,000.00
125,000.20
0.00
5.1537500000%
B-1
59020U2R5
16,653,000.00
16,653,000.00
0.00
0.00
0.00
16,653,000.00
86,355.06
0.00
5.8337500000%
B-2
59020U2S3
7,624,000.00
7,624,000.00
0.00
0.00
0.00
7,624,000.00
40,551.21
0.00
5.9837500000%
B-3
59020U2T1
6,420,000.00
6,420,000.00
0.00
0.00
0.00
6,420,000.00
40,139.27
0.00
7.0337500000%
B-4
59020U2U8
7,423,000.00
7,423,000.00
0.00
0.00
0.00
7,423,000.00
46,393.75
0.00
7.5000000000%
B-5
59020U2V6
7,022,000.00
7,022,000.00
0.00
0.00
0.00
7,022,000.00
43,887.50
0.00
7.5000000000%
C
59020U2X2
19,667,198.96
19,667,198.96
0.00
0.00
1,413,573.82
21,080,772.78
0.00
(132.00)
N/A
R
59020U2W4
100.00
100.00
100.00
0.00
0.00
0.00
0.42
0.00
4.7137500000%
Total
401,279,298.96
401,279,298.96
6,877,518.79
0.00
1,413,573.82
395,815,353.99
1,684,125.21
(132.00)
Total P&I Payment
8,561,644.00
Interest Payment
(2)
Principal Payment
Current Realized
Loss
Deferred Interest
Ending Certificate
Balance
Class
CUSIP
Original Face Value
(1)
Beginning
Certificate Balance
Distribution Date: 27-Feb-06
Bond Payments
Interest
Adjustment
Pass-Through
Rate
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.

Distribution Date: 27-Feb-06
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
P
59020U2Y0
0.00
0.00
0.00
0.00
0.00
0.00
70,120.60
70,120.60
N/A
Total
0.00
0.00
0.00
0.00
0.00
0.00
70,120.60
70,120.60
Total P&I Payment
70,120.60
Interest
Adjustment
Pass-Through
Rate
(1)
N denotes notional balance not included in total
(2)
Accrued Interest plus/minus Interest Adjustment minus Deferred Interest equals Interest Payment * Denotes Controlling Class
Bond Payments
Class
CUSIP
Original Face Value
(1)
Beginning
Certificate Balance
Principal Payment
Current Realized
Loss
Deferred Interest
Ending Certificate
Balance
Interest Payment
(2)
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.

A
59020U2N4
276,882,000.00
1000.000000000
24.838807831
0.000000000
0.000000000
975.161192169
4.190000000
0.000000000
4.76063000%
M-1
59020U2P9
32,302,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
4.385555693
0.000000000
4.98063000%
M-2
59020U2Q7
27,286,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
4.581111193
0.000000000
5.20063000%
B-1
59020U2R5
16,653,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
5.185555756
0.000000000
5.88063000%
B-2
59020U2S3
7,624,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
5.318889035
0.000000000
6.03063000%
B-3
59020U2T1
6,420,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.252222741
0.000000000
7.08063000%
B-4
59020U2U8
7,423,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.250000000
0.000000000
Fixed
B-5
59020U2V6
7,022,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
6.250000000
0.000000000
Fixed
C
59020U2X2
19,667,198.96
1000.000000000
0.000000000
0.000000000
71.874689572
1071.874689572
0.000000000
(0.006711683)
N/A
R
59020U2W4
100.00
1000.000000000 1000.000000000
0.000000000
0.000000000
0.000000000
4.200000000
0.000000000
N/A
Interest Adjustment*
Next Rate **
* Per $1,000 of Original Face Value ** Estimated
Ending Certificate
Balance *
Interest Payment *
Bond Payments
Class
CUSIP
Original Face
Value
Beginning Certificate
Balance *
Principal
Payment *
Current Realized
Loss *
Deferred Interest
*
Distribution Date: 27-Feb-06
Statement to Certificate Holders (FACTORS)
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.

Distribution Date: 27-Feb-06
Statement to Certificate Holders (FACTORS)
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
P
59020U2Y0
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
* Per $1,000 of Original Face Value ** Estimated
Principal
Payment *
Current Realized
Loss *
Deferred Interest
*
Ending Certificate
Balance *
Class
CUSIP
Original Face
Value
Beginning Certificate
Balance *
Interest Payment *
Bond Payments
Interest Adjustment*
Next Rate **
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.

Total
Interest Summary
Scheduled Interest
3,265,030.72
3,265,030.72
Fees
0.00
0.00
Remittance Interest
3,265,030.72
3,265,030.72
Other Interest Proceeds
Prepayment Penalties
70,120.60
70,120.60
Other Interest Loss
132.00
132.00
Other Interest Proceeds
0.00
0.00
Other Interest Proceeds
69,988.60
69,988.60
Principal Summary
Scheduled Principal Distribution
270,807.53
270,807.53
Curtailments
132,501.07
132,501.07
Prepayments in Full
5,060,636.37
5,060,636.37
Liquidation Proceeds
0.00
0.00
Repurchase Proceeds
0.00
0.00
Other Principal Proceeds
0.00
0.00
Less Mod Losses
0.00
0.00
Remittance Principal
5,463,944.97
5,463,944.97
Fee Summary
Total Servicing Fees
166,563.01
166,563.01
Total Trustee Fees
0.00
0.00
LPMI Fees
0.00
0.00
Total Fees
166,563.01
166,563.01
Distribution Date: 27-Feb-06
Cash Reconciliation Summary
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.

Principal Summary
Interest Summary
Principal Summary
Scheduled Interest
3,265,030.72
Scheduled Prin Distribution
270,807.53
Fees
0.00
Curtailments
132,501.07
Remittance Interest
3,265,030.72
Prepayments in Full
5,060,636.37
Liquidation Proceeds
0.00
Fee Summary
Repurchase Proceeds
0.00
Total Servicing Fees
166,563.01
Other Principal Proceeds
0.00
Total Trustee Fees
0.00
Remittance Princpal
5,463,944.97
LPMI Fees
0.00
Credit Manager's Fees
0.00
Misc. Fees / Trust Expense
0.00
Total Fees
166,563.01
Outstanding Advances (P&I)
2,873,688.33
Current Advances (P&I)
2,571,584.10
Recovered Advances (P&I)
N/A
P&I Advances as of the end of the Due Period do not reflect the amount of advances remitted by the Servicer on the Servicer Remittance Date due to additional proceeds received between the end of the Due Period and the Servicer Remittance Date and netted from the P&I Advances stated as of the end of the Due Period.
Pool Source of Funds
Non-Pool Source of Funds
Interest Summary
Distribution Date: 27-Feb-06
Cash Reconciliation Summary
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.

Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
Historical
Amount
Count
%
Delinquency Trigger
Num
Den
%
Prepayment Charges
Count
Amount
Original Pool Balance
401,279,298.96
8,571
3 mo. Rolling Average
2,180,734.72
395,815,354
0.55%
Current
30
70,120.60
Cum Scheduled Principal
270,807.53
6 mo. Rolling Average
2,180,734.72
395,815,354
0.55%
Cumulative
30
70,120.60
Cum Unscheduled Principal
5,193,137.44
12 mo. Rolling Average
2,180,734.72
395,815,354
0.55%
Cum Realized Loss
0.00
Delinquency Event Calc
(1)
2,180,734.72
395,815,354
0.55%
Cum Extra Principal
0.00
Cum Deferred Interest
0.00
> Delinquency Trigger Event
(2)
N
Current
Beginning Pool
401,279,298.96
8,571 100.00%
Loss Trigger
Scheduled Principal
270,807.53
0.07%
3 mo. Cum Loss
0.00
0
Unscheduled Principal
5,193,137.44
100
1.29%
6 mo. Cum loss
0.00
0
Deferred Interest
0.00
0.00%
12 mo. Cum Loss
0.00
0
Liquidations
0.00
0
0.00%
Repurchases
0.00
0
0.00%
> Loss Trigger Event?
(3)
N
Ending Pool
395,815,353.99
8,471
98.64%
Current Loss Detail
Step Down Date
Liquidation
0.00
Distribution Count
1
Pool Composition
Realized Loss
0.00
Current Specified Enhancement %
(4)
30.05%
Realized Loss Adjustment
0.00
Step Down %
(5)
31.40%
Properties
Balance
% / Score
Net Liquidation
0.00
% of Current Specified Enhancement %
(6)
11.50%
Cut-off LTV
392,950,122.89
97.92%
Extra Principal
1,413,573.82
Cut-off FICO
401,279,298.96
674
OC Release
0.00
Cash Out/Refinance
N/A
N/A
Credit Enhancement
Amount
%
> Step Down Date?
N
SFR
292,382,672.26
72.86%
Original OC
19,667,198.96
4.90%
Owner Occupied
386,675,108.79
96.36%
Target OC
32,904,902.51
8.20%
Legend
OC Amount
21,074,754.03
5.32%
(1) 60 Days+, REO, F/C %
Mezz Certificates
59,588,000.00
(2) (1) > (6) * (4), then TRUE
WA Rates/Life
Fixed
Adj
Overall
(3) Condn: Cum Loss > specified thresholds
WAC - Current
9.26%
0.00%
9.26%
(4) Mezzanine Certs + OC Amount / Ending Pool Bal
WAC - Original
9.26%
0.00%
9.26%
(5) Defined Benchmark
WAL - Current
273.41
0.00
273.41
(6) Defined Benchmark (Used in Delinq Event Calc)
WAL - Original
273.41
0.00
273.41
(7) Condn: Distn Cnt > 36, (4) > (5)
Average Loan Balance
Misc/Additional Information
Pool Level Information
46,725.93
Distribution Date: 27-Feb-06
Pool Detail and Performance Indicators
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.

A
276,882,000.00
1,160,135.58
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1,160,135.58
1,160,135.58
0.00
0.00
No
M-1
32,302,000.00
141,662.22
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
141,662.22
141,662.22
0.00
0.00
No
M-2
27,286,000.00
125,000.20
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
125,000.20
125,000.20
0.00
0.00
No
B-1
16,653,000.00
86,355.06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
86,355.06
86,355.06
0.00
0.00
No
B-2
7,624,000.00
40,551.21
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
40,551.21
40,551.21
0.00
0.00
No
B-3
6,420,000.00
40,139.27
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
40,139.27
40,139.27
0.00
0.00
No
B-4
7,423,000.00
46,393.75
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
46,393.75
46,393.75
0.00
0.00
No
B-5
7,022,000.00
43,887.50
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
43,887.50
43,887.50
0.00
0.00
No
C
19,667,198.96
1,413,705.82
0.00
0.00
0.00
0.00
0.00
0.00
132.00
0.00
132.00
0.00
132.00
0.00
No
R
100.00
0.42
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.42
0.42
0.00
0.00
No
Total
401,279,298.96
3,097,831.03
0.00
0.00
0.00
0.00
0.00
0.00
132.00
0.00
1,684,257.21
1,684,125.21
132.00
0.00
Net Cap
Rate in
Effect Y/N
(1)
Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the bonds Distributable Interest.
(2)
Interest Carry-Forward Shortfall is unpaid interest with interest thereon
(3)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
Distributable
Certificate
Interest
Interest
Payment
Amount
Remaining Int
Carry-Fwd
Shortfall
Remaining
Basis Risk Carry-
Fwd Shortfall
Other Interest
Proceeds
(1)
Other Interest
Losses
Current Int Carry-
Fwd Shortfall
Current Basis
Risk Carry-Fwd
Shortfall
- - - - - - - - - - - - - - - - - Additions - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - Deductions - - - - - - - - - -
- - - - - Outstanding - - - - -
Class
Opening Balance
Accrual Certificate
Interest
Interest Rate
SWAP
Agreement
Deposits from
YM Agreement
Prior Int Carry-
Fwd Shortfall
Prior Shortfall
Reimbursement
Distribution Date: 27-Feb-06
Bond Interest Reconciliation
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.

A
276,882,000.00
4.71%
1/26/2006
2/27/2006
Act/360
32
1,160,135.58
0.00
0.00
1,160,135.58
1,160,135.58
0.00
0.00
31-Jan-06
M-1
32,302,000.00
4.93%
1/26/2006
2/27/2006
Act/360
32
141,662.22
0.00
0.00
141,662.22
141,662.22
0.00
0.00
31-Jan-06
M-2
27,286,000.00
5.15%
1/26/2006
2/27/2006
Act/360
32
125,000.20
0.00
0.00
125,000.20
125,000.20
0.00
0.00
31-Jan-06
B-1
16,653,000.00
5.83%
1/26/2006
2/27/2006
Act/360
32
86,355.06
0.00
0.00
86,355.06
86,355.06
0.00
0.00
31-Jan-06
B-2
7,624,000.00
5.98%
1/26/2006
2/27/2006
Act/360
32
40,551.21
0.00
0.00
40,551.21
40,551.21
0.00
0.00
31-Jan-06
B-3
6,420,000.00
7.03%
1/26/2006
2/27/2006
Act/360
32
40,139.27
0.00
0.00
40,139.27
40,139.27
0.00
0.00
31-Jan-06
B-4
7,423,000.00
7.50%
1/1/2006
2/1/2006
30/360
30
46,393.75
0.00
0.00
46,393.75
46,393.75
0.00
0.00
31-Jan-06
B-5
7,022,000.00
7.50%
1/1/2006
2/1/2006
30/360
30
43,887.50
0.00
0.00
43,887.50
43,887.50
0.00
0.00
31-Jan-06
C
19,667,198.96
N/A
1/1/2006
2/1/2006
30/360
30
1,413,705.82
0.00
0.00
132.00
0.00
(132.00)
132.00
31-Jan-06
R
100.00
4.71%
1/26/2006
2/27/2006
Act/360
32
0.42
0.00
0.00
0.42
0.42
0.00
0.00
31-Jan-06
Total
401,279,298.96
3,097,831.03
0.00
0.00
1,684,257.21
1,684,125.21
(132.00)
132.00
(1)
Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the bonds Distributable Interest.
(2)
Interest Carry-Forward Shortfall is unpaid interest with interest thereon
(3)
Basis Risk Carry-Forward Shortfall - difference between the certificate remittance rate and the Net Rate Cap.
Interest Payment
Amount
Current Period
(Shortfall) /
Recovery
Remaining
Outstanding
Interest
Shortfalls
Record Date
Accrual
Certificate
Interest
Total Interest
Deductions
Total Interest
Additions
Distributable
Certificate
Interest
- - Accrual - -
Class
Opening Balance
Pass-Thru Rate
Prior Interest Due
Date
Current Interest Due
Date
Method
Days
Distribution Date: 27-Feb-06
Bond Interest Reconciliation
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.

A
276,882,000.00
276,882,000.00
270,707.53
5,193,137.44
1,413,573.82
0.00
0.00
0.00
0.00
270,004,581.21
25-Sep-36
N/A
N/A
M-1
32,302,000.00
32,302,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
32,302,000.00
25-Sep-36
N/A
N/A
M-2
27,286,000.00
27,286,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
27,286,000.00
25-Sep-36
N/A
N/A
B-1
16,653,000.00
16,653,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
16,653,000.00
25-Sep-36
N/A
N/A
B-2
7,624,000.00
7,624,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
7,624,000.00
25-Sep-36
N/A
N/A
B-3
6,420,000.00
6,420,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
6,420,000.00
25-Sep-36
N/A
N/A
B-4
7,423,000.00
7,423,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
7,423,000.00
25-Sep-36
N/A
N/A
B-5
7,022,000.00
7,022,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
7,022,000.00
25-Sep-36
N/A
N/A
C
19,667,198.96
19,667,198.96
0.00
0.00
0.00
0.00
0.00
0.00
0.00
21,080,772.78
25-Sep-36
N/A
N/A
R
100.00
100.00
100.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Sep-36
N/A
N/A
Total
401,279,298.96
401,279,298.96
270,807.53
5,193,137.44
1,413,573.82
0.00
0.00
0.00
0.00
395,815,353.99
Rated
Final
Maturity
Original
Current
Current
Losses
Cumulative
Losses
Interest on
Losses
Ending
Class Balance
- - - - - - - - - - - - - - - - Losses - - - - - - - - - - - - - - -
- Credit Support -
Class
Original Class
Balance
Beginning Class
Balance
Scheduled Principal
Payment
Unscheduled
Principal
Payment
Extra
Principal
Payment
Prior
Loss
Reimburs.
Distribution Date: 27-Feb-06
Bond Principal Reconciliation
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.

Class
CUSIP
Fitch
Moody's
S&P
A
59020U2N4
NR
Aaa
AAA
M-1
59020U2P9
NR
Aa2
AA
M-2
59020U2Q7
NR
A2
A+
B-1
59020U2R5
NR
Baa1
BBB+
B-2
59020U2S3
NR
Baa2
BBB
B-3
59020U2T1
NR
Baa3
BBB-
B-4
59020U2U8
NR
Ba1
BB+
B-5
59020U2V6
NR
Ba2
BB+
C
59020U2X2
NR
NR
NR
P
59020U2Y0
NR
NR
NR
NR - Designates that the class was not rated by the rating agency.
(1)
Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to LaSalle within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, LaSalle recommends that investors obtain current rating information directly from the rating agency.
- - - - - - - - - Original Ratings - - - - - - -
- - - - - - - - - - - - - - - - Ratings Change / Change Date
(1)
- - - - - - - - - - - - - - - - -
Fitch
Moody's
S&P
Distribution Date: 27-Feb-06
Ratings Information
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.

Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
27-Feb-06
8,320
389,160,091
101
4,474,528
46
2,034,430
4
146,304
0
0
0
0
Delinquent 3+ Months
Foreclosure
REO
Distribution
Date
Current
Delinquent 1 Month
Delinquent 2 Months
Distribution Date: 27-Feb-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.

#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
27-Feb-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
61-90 Days
90 + Days
61-90 Days
90 + Days
Current
31-60 Days
- - - - - - - - - - - In Foreclosure and Delinquent - - - - - - - - - - - - -
- - - - - - - - - - - - - - - In REO and Delinquent - - - - - - - - - - - - - -
- - - - - - - - - - - - - In Bankruptcy and Delinquent - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
Distribution Date: 27-Feb-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.

Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
27-Feb-06
8,471
395,815,354
100
5,060,636
0.00
0.00
0.00
0
0
273
9.76%
9.26%
Curr Weighted Avg.
(1)
Percentage based on pool as of cutoff.
(2)
Percentage based on pool as of beginning of period.
Distribution
Date
Ending Pool
(1)
Payoffs
(2)
Realized Losses
(2)
Distribution Date: 27-Feb-06
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.

SMM (Single Monthly Mortality)
Total
Current Period
1.26%
3-Month Average
1.26%
6-Month Average
1.26%
12-Month Average
1.26%
Average Since Cut-Off
1.26%
CPR (Conditional Prepayment Rate)
Total
Current Period
14.13%
3-Month Average
14.13%
6-Month Average
14.13%
12-Month Average
14.13%
Average Since Cut-Off
14.13%
PSA (Public Securities Association)
Total
Current Period
N/A
3-Month Average
N/A
6-Month Average
N/A
12-Month Average
N/A
Average Since Cut-Off
N/A
SMM
Single Monthly Mortality
(Partial and Full Prepayments + Repurchases + Liquidations) / (Beginning Collateral Balance - Scheduled Principal)
CPR
Conditional Prepayment Rate
1 - ((1 - SMM)^12)
PSA
Public Securities Association
100 * CPR / (0.2 * MIN(30,WAS))
WAS
Weighted Average Seasoning
((Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Distribution Date: 27-Feb-06
Prepayment Summary
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
0.00
0.00
0.00
0.01
0.01
0.01
0.01
0.02
Apr-05
May-05
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
0.00
0.02
0.05
0.07
0.09
0.11
0.14
0.16
Apr-05
May-05
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Apr-05
May-05
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.

* Aggregate Liquidation Expenses also include outstanding P&I advances and unpaid servicing fees, unpaid trustee fees, etc.
Net Liquidation
Proceeds
Net Proceeds as a
% of Sched.
Balance
Realized Loss
Beginning
Scheduled Balance
Gross Proceeds
Gross Proceeds as
a % of Sched.
Balance
Aggregate
Liquidation
Expenses*
Period
Disclosure Control
#
Appraisal Date
Appraisal value
Distribution Date: 27-Feb-06
Realized Loss Detail
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.

0
0.00
0.00
0.00
0.00
0.00%
0.00
0.00
0.00
0.00
Ending Balance
Loan Rate
P & I Amount
Scheduled Interest
Disclosure Control #
Beginning Balance
Scheduled Principal
Unscheduled
Principal
Interest Remitted
S&S Interest Shortfall
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
Distribution Date: 27-Feb-06
Loans Subject to the Soldier's and Sailor's Relief Act
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.

Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Realized Loss Loan
Count
Cumulative Realized
Loss
Amount
Count
Amount
Count
Amount
Count
27-Feb-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
Total
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
- - - - - - - - - - - - - - - - - Current Realized Loss - - - - - - - - - - - - - - - - -
- - - - - - - - - - - - - - Previous Liquidations/Payoffs - - - - - - - - - - - - - -
Claims on Prior Liquidations
Recovery on Prior
Liquidations
Claims/(Recoveries) on
Prior Payoffs
Distribution Date: 27-Feb-06
Historical Realized Loss Summary
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.

MDR (monthly Default Rate)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
CDR (Conditional Default Rate)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
SDA (Standard Default Assumption)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
MDR
(Monthly Default Rate)
(Beginning Principal Balance of Liquidated Loans) / (Total Beginning Principal Balance)
CDR
(Conditional Default Rate)
1 - ((1 - MDR)^
12
SDA
(Standard Default Assumption)
If WAS=30 then CDR/(WAS*0.02) else if 30<WAS=60 then CDR/0.6 else if 60<WAS=120 then CDR/(0.6-((WAS-60)*0.0095)) else if WAS>120 then CDR/0.03
WAS
Weighted Average Seasoning
((Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Distribution Date: 27-Feb-06
Realized Loss Summary
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
0.00
1.00
2.00
3.00
4.00
5.00
6.00
7.00
8.00
9.00
10.00
Apr-05
May-05
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
0.00
1.00
2.00
3.00
4.00
5.00
6.00
7.00
8.00
9.00
10.00
Apr-05
May-05
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
0.00
1.00
2.00
3.00
4.00
5.00
6.00
7.00
8.00
9.00
10.00
Apr-05
May-05
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.

Material Modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have become material over time. Material breaches of pool asset representation or warranties or transaction covenants.
Material Breach Description
Disclosure Control
#
Loan Group #
Ending Principal
Balance
Material Breach
Date
Distribution Date: 27-Feb-06
Material Breaches Detail
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.

Modifications include any extensions or waivers to the mortgage loan terms, fees, penalties or payments during the preceding calendar month or that have become material over time.
Modification Description
Disclosure Control
#
Loan Group #
Modified Maturity
Date
Cutoff Maturity
Date
Distribution Date: 27-Feb-06
Modified Loan Detail
Merrill Lynch Mortgage Investors Trust
Mortgage Loan Asset-Backed Certificates
Series 2006-SL1
27-Feb-2006 08:53

(c) 2006 LaSalle Bank N.A.